CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital [Member]	Share-Based Payment Warrants [Member]	Reserves [Member]	Share to be Issued [Member]	Deficit [Member]	Total
Beginning balance at Mar. 31, 2022	$ 85,494,266	$ 0	$ 7,761,541	$ 472,500	$ (52,179,246)	$ 41,549,061
Beginning balance (shares) at Mar. 31, 2022	99,248,058
Stock options exercised	$ 260,133		(214,133)			46,000
Stock options exercised (shares)	285,924
Stock options expired			(395,204)		395,204
Recognition of share-based compensation			3,203,407			3,203,407
Net loss and comprehensive loss for the year					(14,414,266)	(14,414,266)
Ending balance at Mar. 31, 2023	$ 85,754,399	0	10,355,611	472,500	(66,198,308)	30,384,202
Ending balance (shares) at Mar. 31, 2023	99,533,982
Stock options exercised	$ 758,000		(645,000)			113,000
Stock options exercised (shares)	1,527,696
Stock options expired			(1,280,735)		1,280,735
Shares purchased for cancellation	$ (408,853)					(408,853)
Shares purchased for cancellation (shares)	(245,100)
Shares issued	$ 2,399					2,399
Shares issued (shares)	2,999
Recognition of share-based compensation			1,786,453			1,786,453
Net loss and comprehensive loss for the year					(11,703,990)	(11,703,990)
Ending balance at Mar. 31, 2024	$ 86,105,945	$ 0	$ 10,216,329	$ 472,500	$ (76,621,563)	$ 20,173,211
Ending balance (shares) at Mar. 31, 2024	100,819,577